Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Deposits
Schedule of components of deposits
December 31 December 31
2022 2021
$ $
Current portion:
Suppliers 392,309 1,236,211
Security deposit on leased premises 40,241 92,241
Total

current
432,550 1,328,452
Non-current portion:
Suppliers 7,250 1,952
Security deposit on leased premises 38,803 246,804
Total

non-current
46,053 248,756
Total

deposits

478,603 1,577,208